Accrued Pension and Severance Costs (Schedule of Benefit Obligation, Fair Value of Plan Assets and Funded Status of Plan) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Change in benefit obligation, Balance at beginning of year	¥ 43,589	¥ 38,433
Change in benefit obligation, Service cost	1,735	1,487	1,355
Change in benefit obligation, Interest cost	565	689	748
Change in benefit obligation, Actuarial (gain) or loss	1,451	3,645
Change in benefit obligation, Benefits paid	(708)	(665)
Change in benefit obligation, Balance at end of year	46,632	43,589	38,433
Change in plan assets, Balance at beginning of year	23,207	19,995
Change in plan assets, Employer contributions	1,868	1,759
Change in plan assets, Actual return on plan assets	2,244	2,010
Change in plan assets, Benefits paid	(534)	(557)
Change in plan assets, Balance at end of year	26,785	23,207	19,995
Funded status	(19,847)	(20,382)
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Change in benefit obligation, Balance at beginning of year	11,932	10,214
Change in benefit obligation, Service cost	377	345	227
Change in benefit obligation, Interest cost	448	348	242
Change in benefit obligation, Actuarial (gain) or loss	724	420
Change in benefit obligation, Plan amendment		34
Change in benefit obligation, Plan participants' contributions	126	16
Change in benefit obligation, Benefits paid	(90)	(548)
Change in benefit obligation, Foreign currency exchange rate changes	2,102	1,103
Change in benefit obligation, Balance at end of year	15,619	11,932	10,214
Change in plan assets, Balance at beginning of year	5,436	4,636
Change in plan assets, Employer contributions	40	26
Change in plan assets, Plan participants' contributions	126	131
Change in plan assets, Actual return on plan assets	271	297
Change in plan assets, Benefits paid	(90)	(158)
Change in plan assets, Foreign currency exchange rate changes	954	504
Change in plan assets, Balance at end of year	6,737	5,436	4,636
Funded status	¥ (8,882)	¥ (6,496)